Financial Instruments - Schedule of major financial assets measured at fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	¥ 63,064	$ 8,640	¥ 71,848
Fair value measurements [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	63,064		71,848
Total	63,064		71,848
Fair value measurements [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	63,064		71,848
Total	¥ 63,064		¥ 71,848